Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Schedule of changes in capitalized software development costs
	Year ended December 31,
	2022	2021

Balance at the beginning of the year	$25,203	$24,362

Capitalization	6,097	7,911
Amortization	(5,840)	(7,679)
Functional currency translation adjustments	(2,034)	609

Balance at year end	$23,426	$25,203